Consolidated Statements of Stockholders' Equity (Deficit) (FY) - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (1,856)	$ 1	$ 0	$ 11,367	$ 0	$ (13,224)
Beginning balance (in shares) at Dec. 31, 2018		56,146,407	0
Restricted stock awards vested during the period (in shares)		3,822,019
Issuance of common stock	6,000			6,000
Issuance of common stock (in shares)		3,665,555
Stock-based compensation	906			906
Net loss	(13,495)					(13,495)
Ending balance at Dec. 31, 2019	(8,445)	$ 1	$ 0	18,273	0	(26,719)
Ending balance (in shares) at Dec. 31, 2019		63,633,981	0
Restricted stock awards vested during the period (in shares)		2,014,091
Issuance of common stock	30,000			30,000
Issuance of common stock (in shares)		9,162,976
Stock-based compensation	933			933
Net loss	(3,356)					(3,356)
Other comprehensive loss	(8)				(8)
Ending balance at Jun. 30, 2020	19,124	$ 1	$ 0	49,206	(8)	(30,075)
Ending balance (in shares) at Jun. 30, 2020		74,811,048	0
Beginning balance at Dec. 31, 2019	(8,445)	$ 1	$ 0	18,273	0	(26,719)
Beginning balance (in shares) at Dec. 31, 2019		63,633,981	0
Net loss	(6,196)
Ending balance at Sep. 30, 2020	16,720	$ 1	$ 0	49,654	(20)	(32,915)
Ending balance (in shares) at Sep. 30, 2020		65,509,094	9,896,666
Beginning balance at Dec. 31, 2019	(8,445)	$ 1	$ 0	18,273	0	(26,719)
Beginning balance (in shares) at Dec. 31, 2019		63,633,981	0
Restricted stock awards vested during the period (in shares)		3,255,049
Issuance of common stock	30,000			30,000
Issuance of common stock (in shares)		9,162,976
Repurchase of common stock, held in treasury (in shares)		(9,896,666)	9,896,666
Stock-based compensation	1,823			1,823
Net loss	(15,924)					(15,924)
Other comprehensive loss	(3)				(3)
Ending balance at Dec. 31, 2020	7,451	$ 1	$ 0	50,096	(3)	(42,643)
Ending balance (in shares) at Dec. 31, 2020		66,155,340	9,896,666
Beginning balance at Jun. 30, 2020	19,124	$ 1	$ 0	49,206	(8)	(30,075)
Beginning balance (in shares) at Jun. 30, 2020		74,811,048	0
Restricted stock awards vested during the period (in shares)		594,712
Repurchase of common stock, held in treasury (in shares)		(9,896,666)	9,896,666
Stock-based compensation	448			448
Net loss	(2,840)					(2,840)
Other comprehensive loss	(12)				(12)
Ending balance at Sep. 30, 2020	16,720	$ 1	$ 0	49,654	(20)	(32,915)
Ending balance (in shares) at Sep. 30, 2020		65,509,094	9,896,666
Beginning balance at Dec. 31, 2020	7,451	$ 1	$ 0	50,096	(3)	(42,643)
Beginning balance (in shares) at Dec. 31, 2020		66,155,340	9,896,666
Restricted stock awards vested during the period (in shares)		3,413,849
Repurchase of common stock, held in treasury (in shares)		(865,900)	865,900
Stock-based compensation	53,150			53,150
Net loss	(59,792)					(59,792)
Other comprehensive loss	6				6
Ending balance at Jun. 30, 2021	180,772	$ 8		283,196	3	(102,435)
Ending balance (in shares) at Jun. 30, 2021		84,301,595	10,762,566
Beginning balance at Dec. 31, 2020	7,451	$ 1	$ 0	50,096	(3)	(42,643)
Beginning balance (in shares) at Dec. 31, 2020		66,155,340	9,896,666
Net loss	(82,707)
Ending balance at Sep. 30, 2021	163,359	$ 8		288,696	6	(125,351)
Ending balance (in shares) at Sep. 30, 2021		84,944,145	10,762,566
Beginning balance at Jun. 30, 2021	180,772	$ 8		283,196	3	(102,435)
Beginning balance (in shares) at Jun. 30, 2021		84,301,595	10,762,566
Stock-based compensation	5,381			5,381
Net loss	(22,916)					(22,916)
Other comprehensive loss	3				3
Ending balance at Sep. 30, 2021	$ 163,359	$ 8		$ 288,696	$ 6	$ (125,351)
Ending balance (in shares) at Sep. 30, 2021		84,944,145	10,762,566